Basic and Diluted Earnings Per Share - Schedule of Basic And Diluted Earnings Per Share Attributable to the Shareholders (Detail)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares	Dec. 31, 2020 SGD ($) $ / shares shares
Earnings per share [line items]
Earnings for the purposes of basic and diluted earnings per share (profit for the year attributable to owners of the Group)	$ 78,043	$ 104,936	$ 103,841	$ 86,093
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	145,298,557	145,298,557	128,803,824	123,500,000
Effect of dilutive potential ordinary shares:
Effect of vesting of employee share awards	0	0	26,310	0
Weighted average number of ordinary shares for the purposes of diluted earnings per share	145,298,557	145,298,557	128,830,134	123,500,000
Basic earnings per share | (per share)	$ 0.54	$ 0.72	$ 0.81	$ 0.7
Diluted earnings per share | (per share)	$ 0.54	$ 0.72	$ 0.81	$ 0.7